Expenses - Summary of Changes in Inventories and Raw Materials and Consumables Used (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Changes In Inventories And Raw Materials And Consumables Used [Abstract]
Consumption of finished goods, raw materials and other consumables	€ 45,979	€ 38,462
Scrap stock, slow moving & obsolete accrual	(932)	228
Work carried out by other companies	281	1,181
Total	€ 45,328	€ 39,871